Income tax benefit/(expense) - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	€ 227.6	€ 201.4
Tax losses carried forward	899.6	843.6
Valneva SE
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	308.3	307.3
Valneva Austria GmbH
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	576.5	516.0
Valneva Sweden AB
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	11.6	9.2
Vaccines Holdings Sweden AB
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0.9	0.8
Valneva USA, Inc.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	€ 2.3	€ 0.0